INCOME TAX EXPENSE	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE
8.	INCOME TAX EXPENSE

Hong Kong Profits Tax is calculated at 16.5% of the estimated assessable profit for both periods.

No provision for Hong Kong Profits Tax is made for the six months ended September 30, 2025, and September 30, 2024 as the Group has no assessable profit arising in Hong Kong or the assessable profits are wholly absorbed by tax losses brought forward from prior years.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)